Premises and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Premises and Equipment [Abstract]
Land	$ 1,693	$ 1,693
Buildings and improvements	8,100	8,064
Furniture and equipment	2,070	1,963
Automobiles	71	71
Premises and equipment, gross	11,934	11,791
Less: accumulated depreciation	6,282	5,981
Balance at end of year	$ 5,652	$ 5,810